Equity accounted investments	12 Months Ended
Jun. 30, 2024
Equity accounted investments
Equity accounted investments
18	Equity accounted investments

At 30 June, the Group’s interest in equity accounted investments and the total carrying values were:

	Country of		Interest	2024	2023
Name	incorporation	Nature of activities	%	Rm	Rm
Joint ventures
ORYX GTL Limited	Qatar	GTL plant	49	10 379	10 693
Sasol Dyno Nobel (Pty) Ltd	South Africa	Manufacturing and distribution of explosives	50	321	304
Associates
Enaex Africa (Pty) Ltd	South Africa	Manufacturing and distribution of explosives	23	483	402
The Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)	South Africa	Owning and operating of the natural gas transmission pipeline between Temane in Mozambique and Secunda in South Africa for the transportation of natural gas produced in Mozambique to markets in Mozambique and South Africa	20	2 823	2 823
Other equity accounted investments			Various	736	582
Carrying value of investments				14 742	14 804

There are no significant restrictions on the ability of the joint ventures or associate to transfer funds to Sasol Limited in the form of cash dividends or repayment of loans or advances.

18	Equity accounted investments continued

Impairment testing of equity accounted investments

Based on impairment indicators at each reporting date, impairment tests in respect of investments in joint ventures and associates are performed. The recoverable amount of the investment is compared to the carrying amount, as described in note 8, to calculate the impairment.

	2024	2023
for the year ended 30 June	Rm	Rm
Summarised financial information for the Group’s share of equity accounted investments which are not material*
Operating profit	181	218
Profit before tax	211	250
Taxation	(64)	(72)
Profit for the year*	147	178
*	The financial information provided represents the Group’s share of the results of the equity accounted investments.

	2024	2023
Capital commitments relating to equity accounted investments	Rm	Rm

Capital commitments, excluding capitalised interest, include all projects for which specific Board approval has been obtained up to the reporting date. Projects still under investigation for which specific Board approvals have not yet been obtained are excluded from the following:

Authorised and contracted for	3 579	1 357
Authorised but not yet contracted for	852	972
Less: expenditure to the end of year	(2 963)	(981)
	1 468	1 348

Areas of judgement:

Joint ventures and associates are assessed for materiality in relation to the Group using a number of factors such as investment value, strategic importance and monitoring by those charged with governance.

ORYX GTL and ROMPCO are considered to be material as they are closely monitored by and reported on to the decision makers and are considered to be strategically material investments.

18	Equity accounted investments continued

Summarised financial information for the Group’s material equity accounted investments

In accordance with the Group’s accounting policy, the results of joint ventures and associates are equity accounted. The information provided below represents the Group’s material joint venture and associate. The financial information presented includes the full financial position and results of the joint venture and includes intercompany transactions and balances.

Joint venture
ORYX GTL Limited
	2024	2023
for the year ended 30 June	Rm	Rm
Summarised statement of financial position
Non-current assets	14 985	14 621
Deferred tax asset	1 218	423
Cash and cash equivalents	1 147	2 897
Other current assets	6 416	7 905
Total assets	23 766	25 846
Non-current liabilities	778	751
Current liabilities	1 807	1 629
Tax payable	—	1 642
Total liabilities	2 585	4 022
Net assets	21 181	21 824
Summarised income statement
Turnover	10 871	13 761
Depreciation and amortisation	(2 106)	(2 148)
Other operating expenses	(5 263)	(5 434)
Operating profit before interest and tax	3 502	6 179
Finance income	178	154
Finance cost	(46)	(43)
Profit before tax	3 634	6 290
Taxation	(1 286)	(2 193)
Profit and total comprehensive income for the year	2 348	4 097
The Group’s share of profits of equity accounted investment	1 151	2 007
49% share of profit before tax	1 781	3 082
Taxation	(630)	(1 075)

Reconciliation of summarised financial information
Net assets at the beginning of the year	21 824	18 204
Earnings before tax for the year	3 634	6 290
Taxation	(1 286)	(2 193)
Foreign exchange differences	(767)	2 934
Dividends paid[1]	(2 224)	(3 411)
Net assets at the end of the year	21 181	21 824
Carrying value of equity accounted investment	10 379	10 693
1	In 2024 ORYX GTL Limited declared a dividend of R2,2 billion which was received by 30 June 2024.

The year-end for ORYX GTL Limited is 31 December, however the Group uses the financial information at 30 June.

The carrying value of the investment represents the Group’s interest in the net assets thereof.

18	Equity accounted investments continued

	Associate
	The Republic of
	Mozambique Pipeline
	Investment Company
	(Pty) Ltd (ROMPCO)
	2024	2023
for the year ended 30 June	Rm	Rm
Summarised statement of financial position
Non-current assets	4 570	4 334
Cash and cash equivalents	1 051	1 070
Other current assets	721	613
Total assets	6 342	6 017
Non-current liabilities	659	736
Current liabilities	162	116
Tax payable	501	493
Total liabilities	1 322	1 345
Net assets	5 020	4 672
Summarised income statement
Turnover	4 800	4 270
Depreciation and amortisation	(622)	(563)
Other operating expenses	(437)	(266)
Operating profit before interest and tax	3 741	3 441
Finance income	169	85
Finance cost	(15)	(10)
Profit before tax	3 895	3 516
Taxation	(1 247)	(1 330)
Earnings and total comprehensive income for the period	2 648	2 186
The Group’s share of profits of equity accounted investment
20% share of profit before tax	779	703
Taxation	(249)	(266)
	530	437
Amortisation of fair value adjustment on acquisition of investment	(70)	—
Share of profits of equity accounted investment	460	437
Reconciliation of summarised financial information
Net assets at the beginning of the year	4 672	4 322
Earnings before tax for the year	3 895	3 516
Taxation	(1 247)	(1 330)
Other movements	—	140
Dividends paid	(2 300)	(1 976)
Net assets at the end of the year	5 020	4 672
Carrying value of equity accounted investment	2 823	2 823
Historical net asset value	1 004	934
Group's share of fair value adjustment on acquisition of investment	1 819	1 889

The carrying value of the investment represents the Group’s interest in the net assets thereof.

18Equity accounted investments continued

Contingent liabilities

ORYX GTL Limited has disclosed a contingent liability for site decommissioning and restoration obligations relating to the leased land on which its facilities are located. Under the lease agreement, the lessor may require the company to remove the facilities from the land and to restore it to the condition in which it was delivered. There were no other contingent liabilities at 30 June relating to our joint ventures or associates.

	2024	2023	2022
for the year ended 30 June	Rm	Rm	Rm
Transactions with joint ventures and associates
Total sales and services rendered from subsidiaries to joint ventures and associates	2 577	3 667	2 737
Total purchases by subsidiaries from joint ventures and associates*	4 350	3 448	157

*Includes purchases from ROMPCO which is accounted for as an associate from 29 June 2022.

Accounting policies:

The financial results of associates and joint ventures are included in the Group’s results according to the equity method from acquisition date until the disposal date. Associates and joint ventures whose financial year-ends are within three months of 30 June are included in the consolidated financial statements using their most recently audited financial results. Adjustments are made to the associates’ and joint ventures financial results for material transactions and events in the intervening period.